PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Schedule of prepayments and other current assets

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Employee advances	620	3,710	530
Input VAT recoverable	3,767	5,179	741
Prepayments and deposits	18,327	4,798	686
Other receivables, net of allowance for credit losses of RMB 39,577 (in thousands) and RMB 40,773 (in thousands), as of December 31, 2024 and 2025, respectively	3,333	5,856	837
Prepayments and other current assets-third parties	26,047	19,543	2,794
Prepayments and other current assets-related party	—	515	74